INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
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Reconciliation of Income Taxes at Statutory Rates
A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2021	2020
Net loss for the year	$(125,826)	$(113,788)
Statutory rate	27.00%	27.00%

Expected income tax recovery	$(33,973)	$(30,722)
Permanent differences	8,348	1,758
Impact of flow-through shares	1,080	922
Impact of loss recognized in other comprehensive income	79	760
Impact of loss on convertible debt	20,572	13,401
Change in unrecognized deductible temporary differences	5,064	14,585
Other	(48)	—

Deferred income tax expense	$1,122	$702

Summary of Income Tax (Recovery) Expense	The Company’s incom e tax expense is comprised of the following:

	2021	2020
Deferred income tax expense	$1,122	$702

Total	$1,122	$702

Disclosure Of Change In Fair Value of Convertible Debentures Attributable To Credit Risk Fluctuation
The Company’s deferred tax items recognized in OCI during the year:

	2021	2020
Change in fair value of convertible debentures attributable to the change in credit risk	$(79)	$(760)
Change in fair value of marketable securities	780	—

Tota l	$701	$(760)

Summary of Deferred Tax (Assets) and Liabilities
The tax effects of temporary diff
e
rences between amounts recorded in the Company’s accounts and the corresponding amounts as calculated for income tax purposes give rise to the following deferred tax (assets) and liabilities:

	2021	2020
Exploration and evaluation assets	$26,258	$15,372
Convertible debentures	241	97
Non-capital losses	(24,501)	(14,450)
Share issuance costs	(168)	(249)
Equipment	(74)	(58)
Marketable securities	780	—

Net deferred tax liabilitie s	$2,536	$712

Summary of Movement in Deferred Tax Liability	Movement in the Company’s deferred tax liability balance in the year is as follows:

	2021	2020
Opening balance	$712	$725
Recognized in income tax expense	1,122	930
Recognized in OCI/equity	702	(943)

Net deferred tax liabilities	$2,536	$712

Significant Components of Temporary Differences, Unused Tax Credits and Unused Tax Losses
The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

Temporary Differences	2021	Expiry Date Range	2020	Expiry Date Range
Non-capital losses available for future periods	$121,471	2029 to 2041	$100,434	2029 to 2040
Net capital losses	—	No expiry	355	No expiry
Share issuance costs	9,672	—	3,069	—
Equipment	765	—	987	—
Donations	133	2022 to 2026	48	2021 to 2025